Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Straight-line method over estimated useful life	50 years		50 years
Enterprise income tax percentage	25.00%			25.00%
Translation adjustment of gain (Loss) (in Dollars)	$ 128,750	$ 281,571	$ 909,436	$ 111,336
Statutory surplus reserve fund, description	Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign-invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund.” For foreign-invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end).		Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end).
Non-controlling interest, description			The 40% equity interest holder of Agritech Development, 1% equity interest holders in Fukang, 35% equity interest holders in Zhonglian, 20% interest in Yunnan Muliang and 49% equity interest in Heilongjiang are accounted as non-controlling interest in the Company’s consolidated financial statements.
Rental income (in Dollars)			$ 54,277	$ 194,663
Apple Orchard [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated production life	10 years		10 years
Agritech Development [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Variable interest, percenatge	60.00%
Equity interest holder, percentage	40.00%
Fukang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Variable interest, percenatge	99.00%
Equity interest holder, percentage	1.00%
Zhonglian [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Variable interest, percenatge	65.00%
Equity interest holder, percentage	35.00%
Yunnan Muliang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Variable interest, percenatge	80.00%
Equity interest holder, percentage	20.00%
Heilongjiang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Variable interest, percenatge	51.00%
Equity interest holder, percentage	49.00%
China [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Asset and liability average translation rates	For business in China, asset and liability accounts at September 30, 2021, and December 31, 2020, were translated at 6.4567 RMB to $1 USD and 6.5277 RMB to $1 USD, respectively, which were the exchange rates on the balance sheet dates. The average translation rates applied to the statements of income for the nine months ended September 30, 2021, and 2020 were 6.4694 RMB and 6.8641 RMB to $1 USD, respectively.		For business in China, asset and liability accounts at December 31, 2020 and 2019 were translated at 6.5277 RMB to $1 USD and 6.9499 RMB to $1 USD, respectively, which were the exchange rates on the balance sheet dates. The average translation rates applied to the statements of income for the years ended December 31, 2020 and 2019 were 6.9001 RMB and 6.9053 RMB to $1 USD, respectively.
Singapore [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Asset and liability average translation rates	For business in Singapore, asset and liability accounts at September 30, 2021, and December 31, 2020, were translated at 1.3596 SGD to $1 USD and 1.3217 SGD to $1 USD, respectively. The average translation rate applied to the statements of income for the nine months ended September 30, 2021, was 1.3389 SGD to $1 USD.		For business in Singapore, asset and liability accounts at December 31, 2020 was translated at 1.3217 SGD to $1 USD. The average translation rates applied to the statements of income for the years ended December 31, 2020 was 1.3792 SGD to $1 USD.